Share-Based Compensation Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation Expenses
Schedule of Share-based compensation expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Stock options and restricted share units	$1.7	$1.4	$3.2	$3.0
Deferred share units	0.7	(1.4)	2.4	1.3
	$2.4	$—	$5.6	$4.3